Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 23, 2011
Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 23, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

VP ICAP Select Equity Portfolio (Prospectus Summary): | VP ICAP Select Equity Portfolio
MainStay VP ICAP Select Equity Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
VP ICAP Select Equity Portfolio (Prospectus Summary): | VP ICAP Select Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP ICAP Select Equity Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Common Stock Portfolio (Prospectus Summary): | VP Common Stock Portfolio
MainStay VP Common Stock Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
VP Common Stock Portfolio (Prospectus Summary): | VP Common Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Common Stock Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Balanced Portfolio (Prospectus Summary): | VP Balanced Portfolio
MainStay VP Balanced Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
VP Balanced Portfolio (Prospectus Summary): | VP Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Balanced Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Bond Portfolio (Prospectus Summary): | VP Bond Portfolio
MainStay VP Bond Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
VP Bond Portfolio (Prospectus Summary): | VP Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Bond Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Government Portfolio (Prospectus Summary): | VP Government Portfolio
MainStay VP Government Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
VP Government Portfolio (Prospectus Summary): | VP Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Government Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP International Equity Portfolio (Prospectus Summary): | VP International Equity Portfolio
MainStay VP International Equity Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
VP International Equity Portfolio (Prospectus Summary): | VP International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP International Equity Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio	MainStay VP ICAP Select Equity Portfolio
MainStay VP International Equity Portfolio	MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio	MainStay VP Government Portfolio

Supplement dated December 23, 2011 (���Supplement���) to the Prospectus for

MainStay VP Funds Trust dated May 1, 2011, as supplemented (the ���Prospectus���)

At a meeting held on December 14, 2011, each Portfolio���s Board of Trustees , including the Independent Trustees, approved the following changes to each Portfolio���s investment objective, effective May 1, 2012:

Portfolio Name	Current Investment Objective	New Investment Objective
MainStay VP Common Stock Portfolio	The Portfolio seeks long-term growth of capital, with income as a secondary consideration.	The Portfolio seeks long-term growth of capital.
MainStay VP Balanced Portfolio	The Portfolio seeks high total return.	The Portfolio seeks total return.
��MainStay VP ICAP Select Equity Portfolio	The Portfolio seeks a superior total return.	The Portfolio seeks total return.
MainStay VP International Equity Portfolio

The Portfolio seeks to provide long-term growth of capital, commensurate with an acceptable level of risk by investing in a portfolio consisting primarily of non-U.S. equity securities. Current income is a secondary objective.

The Portfolio seeks to provide long-term growth of capital.
MainStay VP Bond Portfolio	The Portfolio seeks the highest income over the long term consistent with preservation of principal.	The Portfolio seeks total return.
MainStay VP Government Portfolio	The Portfolio seeks a high level of current income, consistent with safety of principal.	The Portfolio seeks current income.

The revisions to each Portfolio���s investment objective will not affect the respective Portfolio���s principal investment strategies or principal risks. Shareholder approval of these changes is not required.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.